Mobile Financial Services activities - Derivatives (Details) - Operating segments [member] € in Millions	Dec. 31, 2023 EUR (€)
Fair value hedges [member] | Portfolio of OATi
Disclosure of detailed information about hedging instruments [line items]
Initial nominal value	€ 20.0
Hedging instrument, liabilities	(4.0)
Orange Bank Operating Segment Member | Interest rate swaps in economic hedges not designated under IFRS [member]
Disclosure of detailed information about hedging instruments [line items]
Initial nominal value	10.0
Derivative financial assets (liabilities) at fair value	1.0
Orange Bank Operating Segment Member | Trading swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Initial nominal value	16.0
Derivative financial assets (liabilities) at fair value	0.0
Orange Bank Operating Segment Member | Fair value hedges [member] | Housing loans and consumer loans portfolio [member]
Disclosure of detailed information about hedging instruments [line items]
Initial nominal value	1,044.0
Hedging instrument, assets	37.0
Orange Bank Operating Segment Member | Fair value hedges [member] | Housing loans and consumer loans portfolio [member] | Not later than one year [member]
Disclosure of detailed information about hedging instruments [line items]
Initial nominal value	102.0
Orange Bank Operating Segment Member | Fair value hedges [member] | Housing loans and consumer loans portfolio [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedging instruments [line items]
Initial nominal value	110.0
Orange Bank Operating Segment Member | Fair value hedges [member] | Housing loans and consumer loans portfolio [member] | Later than five years [member]
Disclosure of detailed information about hedging instruments [line items]
Initial nominal value	832.0
Orange Bank Operating Segment Member | Fair value hedges [member] | Fungible treasury Bonds [member]
Disclosure of detailed information about hedging instruments [line items]
Initial nominal value	100.0
Hedging instrument, assets	14.0
Orange Bank Operating Segment Member | Fair value hedges [member] | Fungible treasury Bonds [member] | Later than five years [member]
Disclosure of detailed information about hedging instruments [line items]
Initial nominal value	100.0
Orange Bank Operating Segment Member | Fair value hedges [member] | Securities maturing in 2028 [Member]
Disclosure of detailed information about hedging instruments [line items]
Initial nominal value	5.0
Hedging instrument, assets	0.0
Orange Bank Operating Segment Member | Cash flow hedges [member] | Interest rate swap contract [member]
Disclosure of detailed information about hedging instruments [line items]
Initial nominal value	186.0
Hedging instrument, assets	4.0
Orange Bank Operating Segment Member | Cash flow hedges [member] | Interest rate swap contract [member] | Not later than one year [member]
Disclosure of detailed information about hedging instruments [line items]
Initial nominal value	166.0
Orange Bank Operating Segment Member | Cash flow hedges [member] | Interest rate swap contract [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about hedging instruments [line items]
Initial nominal value	10.0
Orange Bank Operating Segment Member | Cash flow hedges [member] | Interest rate swap contract [member] | Later than three years and not later than four years [member]
Disclosure of detailed information about hedging instruments [line items]
Initial nominal value	€ 10.0